Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property and Equipment

As of the respective dates shown, property and equipment consisted of the following:

	December 31,
	2014	2013
	(in thousands)
Equipment	$62	$165
Office furniture and fixtures	2,015	2,373
Leasehold improvements	22	22

	2,099	2,560
Less: accumulated depreciation	(1,671)	(1,878)

Property and equipment, net	$428	$682